Research and Development Expenses - Additional Information (Details) - Research and Development Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees, consulting services	€ 31,576	€ 3,732	€ 1,880
Professional fees, contractors	€ 17,845	€ 4,716	€ 592